Earnings (Loss) per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) from continuing operations
Income (loss) from continuing operations, net of tax																	$ (100)	$ 573	$ 1,704
Less: Preferred stock dividends and accretion of discount																	42	42	515
Income (loss) from continuing operations, net of tax, available to common shareholders																	(142)	531	1,189
Add: Dilutive effect of preferred stock dividends																		0	33
Income (loss) from continuing operations, net of tax, available to common shareholders and assumed conversion of preferred shares																	(142)	531	1,222
Income (loss) from discontinued operations, net of tax	(1)		20	[1]	7		36		(1)		31		(86)		195		62	139	(68)
Net income (loss)
Net income (loss)	(46)		13	[1]	(101)		96		118		60		33		501		(38)	712	1,636
Less: Preferred stock dividends and accretion of discount																	42	42	515
Net income (loss) available to common shareholders	(57)	[2]	3	[1],[2]	(112)	[2]	86	[2]	107	[2]	50	[2]	22	[2]	491	[2]	(80)	670	1,121
Add: Dilutive effect of preferred stock dividends																		0	33
Net income (loss) available to common shareholders and assumed conversion of preferred shares																	$ (80)	$ 670	$ 1,154
Shares
Weighted average common shares outstanding, basic	436.2		435.8	[1]	438.2		440.7		445.1		445.3		445.1		444.6		437.7	445.0	431.5
Dilutive effect of warrants																		31.9	32.3
Dilutive effect of stock compensation plans																		1.1	1.3
Dilutive effect of mandatory convertible preferred shares																		0	16.4
Weighted average shares outstanding and dilutive potential common shares	436.2		461.7	[1]	438.2		469.0		468.9		473.4		482.4		508.2		437.7	478.0	481.5
Basic
Income (loss) from continuing operations, net of tax, available to common shareholders																	$ (0.32)	$ 1.19	$ 2.76
Income (loss) from discontinued operations, net of tax																	$ 0.14	$ 0.32	$ (0.16)
Net income (loss) available to common shareholders	$ (0.13)		$ 0.01	[1]	$ (0.26)		$ 0.20		$ 0.24		$ 0.11		$ 0.05		$ 1.10		$ (0.18)	$ 1.51	$ 2.60
Diluted
Income (loss) from continuing operations, net of tax, available to common shareholders																	$ (0.32)	$ 1.11	$ 2.54
Income (loss) from discontinued operations, net of tax																	$ 0.14	$ 0.29	$ (0.14)
Net income (loss) available to common shareholders	$ (0.13)	[2]	$ 0.01	[1],[2]	$ (0.26)	[2]	$ 0.18	[2]	$ 0.23	[2]	$ 0.11	[2]	$ 0.05	[2]	$ 0.99	[2]	$ (0.18)	$ 1.40	$ 2.40

[1]	1] In periods of a net loss available to common shareholders, the Company uses basic weighted average common shares outstanding in the calculation of diluted loss per common share, since the inclusion of shares for warrants, stock compensation plans and the assumed conversion of the preferred shares to common would have been antidilutive to the earnings (loss) per common share calculation. In the absence of the net loss available to common shareholders, weighted average common shares outstanding and dilutive potential common shares would have totaled 485.8 million and 488.9 million for the three months ended June 30, 2012 and December 31, 2012, respectively. In addition, assuming the impact of mandatory convertible preferred shares was not antidilutive, weighted average common shares outstanding and dilutive potential common shares would have totaled 489.9 million, 482.7 million, 489.6 million, 494.1 million and 503.1 million for the three months ended March 31, 2012, September 30, 2012 December 31, 2011, September 30, 2011 and June 30, 2011, respectively.[2] As previously reported, the Company filed Amendment No. 1 on Form 10-Q/A to amend and restate its Quarterly Report on Form 10-Q for the three and nine months ended September 30, 2012 as originally filed with the Securities and Exchange Commission on November 1, 2012 (the "Restatement"). In the Restatement, which was filed prior to the announcement of the sale of HLIL, the Company recognized an estimated pre-tax reinsurance loss on disposition of $533 comprised of impairment to goodwill to the Individual Life business of $342 and a loss accrual for premium deficiency of $191 in the third quarter of 2012. This table reflects the impact of the Restatement and the reclassification of the Company's U.K. variable annuity business as discontinued operations as a result of the announcement of the sale of HLIL on June 27, 2013.
[2]	In periods of a net loss available to common shareholders, the Company uses basic weighted average common shares outstanding in the calculation of diluted loss per common share, since the inclusion of shares for warrants, stock compensation plans and the assumed conversion of the preferred shares to common would have been antidilutive to the earnings (loss) per common share calculation. In the absence of the net loss available to common shareholders, weighted average common shares outstanding and dilutive potential common shares would have totaled 485.8 million and 488.9 million for the three months ended June 30, 2012 and December 31, 2012, respectively. In addition, assuming the impact of mandatory convertible preferred shares was not antidilutive, weighted average common shares outstanding and dilutive potential common shares would have totaled 489.9 million, 482.7 million, 489.6 million, 494.1 million and 503.1 million for the three months ended March 31, 2012, September 30, 2012 December 31, 2011, September 30, 2011 and June 30, 2011, respectively.